Stable Value Fund (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 509,340,976	$ 490,140,648
Synthetic guaranteed investment contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 509,340,976	$ 490,140,648